Financial Instruments (Details 3) (Interest rate swap contracts, USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Liabilities
Fair value of liabilities	$ 369,742	$ 412,452
Recurring basis | Total
Assets
Fair value of assets	3,534	3,964
Liabilities
Fair value of liabilities	369,742	412,452
Recurring basis | (Level II)
Assets
Fair value of assets	3,534	3,964
Liabilities
Fair value of liabilities	$ 369,742	$ 412,452